                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                     SUPPLEMENT DATED FEBRUARY 26, 2007 TO
                PROSPECTUS DATED MAY 1, 2006 (AS SUPPLEMENTED)

This supplement applies to Series VA variable annuity contracts issued by MetLife Investors USA Insurance Company ("we", "us", or "our"). Effective for contracts applied for on or after February 26, 2007, this supplement revises certain disclosure in the prospectus regarding the Guaranteed Minimum Income Benefit Plus ("GMIB Plus"). This supplement also revises certain disclosure in the prospectus regarding the availability of a guaranteed minimum income benefit, the guaranteed minimum accumulation benefit or a guaranteed withdrawal benefit rider for certain decedent contracts. This supplement provides information in addition to that contained in the prospectus dated May 1, 2006 for the contract. It should be read in its entirety and kept together with your prospectus for a future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

I.  GMIB PLUS

   . For contracts for which applications and initial purchase payments (or, for contracts being purchased pursuant to an exchange under section 1035 of the Internal Revenue Code, applications and transfer paperwork) are received at our Annuity Service Center, or by a designee in accordance with the designee's administrative procedures, on or after February 26, 2007, the GMIB Plus is as described in the prospectus as revised by this supplement.

   . For contracts for which applications and initial purchase payments (or, for contracts being purchased pursuant to an exchange as noted above, applications and transfer paperwork) were received at our Annuity Service Center, or by a designee in accordance with the designee's administrative procedures, prior to February 26, 2007, the GMIB Plus is as described in the prospectus without giving effect to this supplement.

                                      ***

         DESCRIPTION OF GUARANTEED MINIMUM INCOME BENEFIT (GMIB PLUS)

Effective February 26, 2007, the prospectus for the contract is revised as follows:

1.  FEE TABLES AND EXAMPLES

In the "FEE TABLES AND EXAMPLES" section, in the "Periodic Fees and Expenses Table," replace the "GMIB Plus" rider charge and accompanying note with the following:

                  GMIB Plus          0.80% of the Income Base (Note 2)

   Note 2. On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. See "Annuity Payments (The Income Phase)--Guaranteed Minimum Income Benefit" for a definition of the term Income Base.

In the "FEE TABLES AND EXAMPLES" section, in the "Periodic Fees and Expenses Table," Note * is replaced with the following:

   *Certain periodic fees and expenses for contracts issued prior to February 26, 2007, are different. Certain fees and expenses may not apply during the income phase of the contract. (See "Expenses.")

In the "FEE TABLE AND EXAMPLES" section, in the "Examples," Chart 1 is replaced with the following:

   CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit--Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit Plus rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.


                                                                      Series VA
                                                                  SUPP-USAVAGP6

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                    1 year                     3 years                    5 years                   10 years
----------------------------------------------------------------------------------------------------------------------

   (a)              $1,501                     $2,912                     $4,261                     $7,560

   (b)              $1,109                     $1,803                     $2,527                     $4,668

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                    1 year                     3 years                    5 years                   10 years
----------------------------------------------------------------------------------------------------------------------

   a)                $801                      $2,372                     $3,901                     $7,560

   b)                $409                      $1,263                     $2,167                     $4,668

2.  EXPENSES

In the "EXPENSES" section, in the "Guaranteed Minimum Income Benefit--Rider Charge" section, the third sentence in the first paragraph is replaced with the following:

   If you select the GMIB Plus rider, we will assess a charge during the accumulation phase equal to 0.80% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed.

In the same section of the prospectus, the following is added as the first sentence of the second paragraph:

   For contracts issued prior to February 26, 2007 for which the GMIB Plus was elected, the rider charge equals 0.75% of the income base.

3.  GUARANTEED MINIMUM INCOME BENEFIT (GMIB PLUS)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, in the "Guaranteed Minimum Income Benefit" section, the following sentence is inserted after the fourth sentence:

   For contracts issued prior to February 26, 2007, we offered a version of GMIB Plus that is no longer available, as described below.

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, the following two paragraphs replace the first paragraph in the "Description of GMIB Plus" section:

   NOTE: For contracts issued prior to February 26, 2007, we offered a version of the GMIB Plus that is no longer available. The prior version differs with respect to the calculation of the Annual Increase Amount and the applicable rider charge. These differences are described below as applicable.

   The GMIB Plus is identical to the GMIB II, described above, with the following differences: (1) for purposes of calculating the Annual Increase Amount, (a) the annual increase rate is 6% per year through the contract anniversary on or following the owner's 85/th/ birthday (5% per year for contracts issued prior to February 26, 2007), and (b) the amount of total withdrawal adjustments for a contract year as calculated in paragraph
   (b)(ii)(2) of the "Income Base" section of "Description of GMIB II" above will be set equal to the dollar amount of total withdrawals in such contract year provided that such total withdrawals do not exceed 6% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year (5% per year for contracts issued prior to February 26, 2007); (2) you may exercise a "GUARANTEED PRINCIPAL OPTION," in which case you will receive an additional amount to be added to the account value in lieu of taking GMIB payments; (3) you may be permitted to periodically reset the Annual Increase Amount; (4) you are limited to allocating your account value to certain investment choices and you may not participate in the Standard Dollar Cost Averaging (DCA) program; (5) the termination provisions are expanded; and

   (6) the additional charge for the GMIB Plus is 0.80% (0.75% for contracts issued prior to February 26, 2007) of the income base (with a maximum charge of 1.50% of the income base applicable upon the exercise of the Optional Reset feature). A description of certain of these features follows.

The entire "Optional Reset" section of the "Description of GMIB Plus" section is replaced with the following:

   OPTIONAL RESET (FOR CONTRACTS ISSUED ON OR AFTER FEBRUARY 27, 2006). On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. Such a reset may be beneficial if your account value has grown at a rate above the 6% accumulation rate (5% for contracts issued prior to February 26, 2007) on the Annual Increase Amount. However, resetting the Annual Increase Amount will increase your waiting period for exercising the GMIB Plus by restarting the waiting period, and the GMIB Plus rider charge will be reset to the fee we charge new contract purchasers for the same GMIB Plus rider at that time. An Optional Reset is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.

   You may elect either 1) a one-time Optional Reset at any contract anniversary provided the above requirements are met, or 2) Optional Resets to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each automatic step-up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above.

   We must receive your request to exercise the Optional Reset in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Reset to occur on that contract anniversary. We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus rider and will allow Optional Resets to those purchasers even if this benefit is no longer offered for this class of contract.

The Optional Reset will:

     (1)reset the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Reset election;

     (2)reset the GMIB Plus waiting period to the tenth contract anniversary following the date the Optional Reset took effect; and

     (3)reset the GMIB Plus rider charge to the then current level we charge for the same GMIB Plus rider at the time of the reset, up to the Maximum Optional Reset Fee Rate (not to exceed 1.50%).

   On the date of the reset, the account value on that day will be treated as a single purchase payment received on the date of the reset for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the reset.

   OPTIONAL RESET (FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 27, 2006). If your contract was issued prior to February 27, 2006, you may elect an Optional Reset as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the automatic reset feature is not available.

The following cross-reference is added at the end of the "Description of GMIB Plus" section:

   See Appendix D for examples illustrating the operation of the GMIB Plus.

4.  APPENDIX D -GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

Replace section (5) of Appendix D with the following:

(5) THE OPTIONAL RESET - GMIB PLUS (FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 26,
2007)

Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Reset. (If you purchased your contract prior to February 27, 2006, you may elect an Optional Reset on any contract anniversary on or after the third contract anniversary and may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least three years since the last Optional Reset, provided all other requirements are met.)

The effect of the Optional Reset election is:

     (1)The 5% Annual Increase Amount resets from $105,000 to $110,000;

     (2)The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first contract anniversary;

     (3)The GMIB Plus rider charge is reset to the fee we charge new contract owners for GMIB Plus at that time; and

     (4)The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

The 5% Annual Increase Amount increases to $115,500 on the fourth anniversary ($130,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Reset at this time, because the account value is less than the 5% Annual Increase Amount.

(6) THE OPTIONAL RESET: AUTOMATIC ANNUAL STEP-UP (FOR CONTRACTS ISSUED ON OR AFTER TO FEBRUARY 26, 2007)--GMIB PLUS

Assume your initial investment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.

The effect of the Optional Reset is:

     (1)The 6% Annual Increase Amount automatically resets from $106,000 to $110,000;

     (2)The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first contract anniversary;

     (3)The GMIB Plus rider charge is reset to the fee we charge new contract owners for GMIB Plus at that time; and

     (4)The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.

The effect of the Optional Reset is:

     (1)The 6% Annual Increase Amount automatically resets from $116,600 to $120,000;

     (2)The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second contract anniversary;

     (3)The GMIB Plus rider charge is reset to the fee we charge new contract owners for GMIB Plus at that time; and

     (4)The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 6% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

The effect of each Optional Reset is:

     (1)The 6% Annual Increase Amount automatically resets to the higher account value;

     (2)The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of the Optional Reset;

     (3)The GMIB Plus rider charge is reset to the fee we charge new contract owners for GMIB Plus at that time; and

     (4)The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 6% Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your account value is lower than your 6% Annual Increase Amount. However, because the Optional Reset has locked-in previous gains, the 6% Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 85th birthday. Also, please note:

     (1)The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit remains at the 17th contract anniversary (10 years from the date of the last Optional Reset);

     (2)The GMIB Plus rider charge remains at its current level; and

     (3)The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

                                    [CHART]

II. GMIB, GMAB AND GWB RIDERS AND DECEDENT CONTRACTS

1.  GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS.

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, in the "Guaranteed Minimum Income Benefit" section, replace the subsection entitled "GMIB, Qualified Contracts and Decedent Contracts" with the following:

   GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS

   The GMIB may have limited usefulness in connection with a qualified contract, such as an IRA (see "Federal Income Tax Status--Taxation of Qualified Contracts"), in circumstances where the owner is planning to exercise the rider on a date later than the beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.

   Additionally, the GMIB is not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status--Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death; however, the GMIB benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under the GMIB) do not begin until after the year following the year of death, as would be the case with a GMIB benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised.

2.  GUARANTEED WITHDRAWAL BENEFIT AND DECEDENT CONTRACTS

In the "LIVING BENEFITS" section, in the "Guaranteed Withdrawal Benefit" section, add the following as the very last paragraph:

   GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS.

   In the event the Lifetime Withdrawal Guarantee is made available for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) and the beneficiary, as required under tax rules, is to receive required minimum distributions prior to attaining age 59 1/2, the required minimum distributions received from the contract will have the effect of eliminating the lifetime payments under the Lifetime Withdrawal Guarantee. Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. Therefore the Lifetime Withdrawal Guarantee is not appropriate for purchase under a decedent's IRA by a beneficiary who has not attained age 59 1/2.

   Note that the GWB I, Enhanced GWB, and Lifetime Withdrawal Guarantee are not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract.

3.  GUARANTEED MINIMUM ACCUMULATION BENEFIT

In the "LIVING BENEFITS" section, in the "Guaranteed Minimum Accumulation Benefit" section, add the following as the very last paragraph:

   GMAB AND DECEDENT CONTRACTS. Note that the GMAB is not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status--Taxation of Non-Qualified Contracts") or IRA contract (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) because, under tax rules, such contracts generally require distributions to commence by the end of the calendar year following the year of the owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                        Telephone: (800) 343-8496
               5 Park Plaza, Suite 1900
               Irvine, CA 92614